Accumulated Other Comprehensive Loss, Reclassifications out of accumulated other comprehensive income (loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reclassification Adjustment Out of Accumulated Other Comprehensive Income [Line Items]
Net gain on securities transactions	$ 0	$ 668	$ 251
Salaries and employee benefits	40,665	36,508	32,521
Income tax effect	33,602	25,689	24,522
Net income	43,145	42,601	42,238
Reclassification Out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment Out of Accumulated Other Comprehensive Income [Line Items]
Net income	299	401	54
Unrealized Gains on Securities Available for Sale [Member] | Reclassification Out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment Out of Accumulated Other Comprehensive Income [Line Items]
Net gain on securities transactions	0	668	251
Income tax effect	0	(267)	(100)
Net income	0	401	151
Amortization of Pension and Postretirement Benefit Items [Member] | Reclassification Out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment Out of Accumulated Other Comprehensive Income [Line Items]
Income tax effect	100	0	63
Net income	299	0	(97)
Amortization of Net Actuarial Gain (Loss) [Member] | Reclassification Out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment Out of Accumulated Other Comprehensive Income [Line Items]
Salaries and employee benefits	289	90	(70)
Amortization of Prior Service Cost [Member] | Reclassification Out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment Out of Accumulated Other Comprehensive Income [Line Items]
Salaries and employee benefits	$ (90)	$ (90)	$ (90)